CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Cash flows from (used in) operating activities [abstract]
Income / (loss) before tax	$ 18,874	$ 13,420	[1]	$ (178)
Depreciation, amortisation and net impairment losses	9,249	8,644	[1]	11,550
Exploration expenditures written off	357	(8)	[1]	1,800
(Gains) losses on foreign currency transactions and balances	166	(127)	[1]	120
(Gains) losses on sales of assets and businesses	(648)	395	[1]	(110)
(Increase) decrease in other items related to operating activities	(526)	(884)	[1]	877
(Increase) decrease in net derivative financial instruments	409	19	[1]	1,198
Interest received	176	148	[1]	134
Interest paid	(441)	(622)	[1]	(548)
Cash flows provided by operating activities before taxes paid and working capital items	27,615	20,985	[1]	14,843
Taxes paid	(9,010)	(5,766)	[1]	(4,386)
(Increase) decrease in working capital	1,090	(417)	[1]	(1,639)
Cash flows provided by operating activities	19,694	14,802	[1]	8,818
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations	(3,557)	0	[1]	0
Capital expenditures and investments	(11,367)	(10,755)	[1]	(12,191)
(Increase) decrease in financial investments	1,358	592	[1]	877
(Increase) decrease in derivatives financial instruments	238	(439)	[1]	216
(Increase) decrease in other items interest bearing	343	79	[1]	107
Proceeds from sale of assets and businesses	1,773	406	[1]	761
Cash flows used in investing activities	(11,212)	(10,117)	[1]	(10,230)
Cash flows from (used in) financing activities [abstract]
New finance debt	998	0	[1]	1,322
Repayment of finance debt	2,875	(4,775)	[1]	(1,072)
Dividend paid	2,672	(1,491)	[1]	(1,876)
Net current finance debt and other	(476)	444	[1]	(333)
Cash flows provided by (used in) financing activities	(5,025)	(5,822)	[1]	(1,959)
Net increase (decrease) in cash and cash equivalents	3,458	(1,137)	[1]	(3,371)
Effect of exchange rate changes on cash and cash equivalents	(292)	436	[1]	(152)
Cash and cash equivalents at the beginning of the period (net of overdraft)	4,390	5,090	[1]	8,613
Cash and cash equivalents at the end of the period (net of overdraft)	$ 7,556	$ 4,390		$ 5,090

[1]	* Related to a change in accounting policies, see note 2 7 Changes in accounting policies for more information.